April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Premier Worldwide Growth Fund, Inc. ("Fund")

--Dreyfus Worldwide Growth Fund
            1933 Act File No.:  33-58282
            1940 Act File No.:  811-07512
            CIK No.:  0000897569

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Class T shares and Statement of Additional Information of the above referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Walton
Vickie Walton
Paralegal